Inventories - Summary of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Classes of current inventories [abstract]
Emission allowances	$ 32,042
Catering supplies	20,403	$ 16,790
Food and beverage	15,634	14,328
Fuel	13,447	14,011
Technical supplies	9,947	9,473
Total	$ 91,473	$ 54,602